Long-term loan obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 14,818	$ 0
Net loan proceeds	0	14,720
Accrued interest	1,502	496
Interest paid	1,201	(296)
Other	0	(102)
Ending balance	$ 15,118	$ 14,818